Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Health Innovation Equities Fund

	Shares	Value
COMMON STOCKS — 92.5%

CHINA — 3.2%
Wuxi Biologics Cayman, Inc. *	90,000	$554,577
Zai Lab Ltd. *	59,090	196,922
		751,499
DENMARK — 15.7%
ALK-Abello A/S *	44,647	692,774
Ambu A/S, B Shares *	67,104	1,009,052
Ascendis Pharma A/S ADR *	3,650	391,353
Genmab A/S *	4,116	1,555,870
		3,649,049
JAPAN — 3.5%
M3, Inc.	32,100	807,927

NETHERLANDS — 6.6%
Argenx SE *	4,163	1,545,953

UNITED KINGDOM — 0.8%
Exscientia PLC ADR *	33,610	178,133

UNITED STATES — 62.7%
10X Genomics, Inc., Class A *	16,946	945,417
Alector, Inc. *	15,758	97,542
Alnylam Pharmaceuticals, Inc. *	7,183	1,438,899
Denali Therapeutics, Inc. *	13,322	306,939
Dexcom, Inc. *	7,984	927,581
Doximity, Inc., Class A *	19,895	644,200
Edwards Lifesciences Corp. *	10,292	851,457
Exact Sciences Corp. *	11,690	792,699
Health Catalyst, Inc. *	23,214	270,907
Illumina, Inc. *	4,651	1,081,590
Ionis Pharmaceuticals, Inc. *	13,320	476,057
Lyell Immunopharma, Inc. *	28,728	67,798
Masimo Corp. *	3,837	708,080
Moderna, Inc. *	10,644	1,634,705
Novocure Ltd. *	7,563	454,839
Oscar Health, Inc., Class A *	14,082	92,096
PhenomeX, Inc. *	28,963	33,597
Recursion Pharmaceuticals, Inc., Class A *	38,180	254,661
Relay Therapeutics, Inc. *	16,323	268,840
ResMed, Inc.	2,675	585,798
Sage Therapeutics, Inc. *	3,681	154,455
Sana Biotechnology, Inc. *	6,436	21,046
Shockwave Medical, Inc. *	5,760	1,248,941
STAAR Surgical Co. *	7,390	472,590
Teladoc Health, Inc. *	11,363	294,302
Veeva Systems, Inc., Class A *	1,700	312,443
Vir Biotechnology, Inc. *	7,393	172,035
		14,609,514
Total Common Stocks
(cost $24,395,672)		21,542,075

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Health Innovation Equities Fund

	Shares	Value
PREFERRED STOCKS — 5.1%

GERMANY — 5.1%
Sartorius AG 0.38% (cost $1,286,434)	2,853	$1,202,415

TOTAL INVESTMENTS — 97.6%
(cost $25,682,106)		$22,744,490
Other assets less liabilities — 2.4%		549,436
NET ASSETS — 100.0%		$23,293,926

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Health Innovation Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$15,179,000	$6,363,075	$—	$21,542,075
Preferred Stocks**	—	1,202,415	—	1,202,415
Total	$15,179,000	$7,565,490	$—	$22,744,490

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.